TAXES ON INCOME (Deferred Tax Assets And Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Net operating loss carryforwards (in Israel)	$ 2,350	$ 2,532
Net operating loss carryforwards (outside Israel)	492	530
Capital loss carryforwards (in Israel)	1,110	1,113
Severance benefits	27	29
Provision for vacation pay	200	199
Tax credit carryforward	905	869
Allowance for doubtful accounts	14	10
Total gross deferred tax assets	5,098	5,282
Less valuation allowance	(3,100)	(3,192)
Net deferred tax assets	1,998	2,090
Undistributed income of subsidiaries	(197)	(156)
Fixed assets - differences in depreciation	(737)	(721)
Total gross deferred tax liabilities	(934)	(877)
Net deferred tax assets	$ 1,064	$ 1,213